Expense Example - AAM Ubiquitous ETF - AAM Ubiquitous ETF Class	Jun. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157